2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Allowance for doubtful accounts			$ 11,790	$ 92,495
Bad debt expense	0	0	11,790	38,958
Advertising expense			11,980	1,200
Net operating loss carryforwards			72,000	52,000
NOL expiration			2030	2030
Deferred tax asset			14,400	10,400
Valuation allowance, percent			100.00%	100.00%
Change in valuation allowance			$ 4,000	$ 11,700